Leases and Rentals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Minimum future rents payable under non-cancelable operating leases with third parties
2012	$ 84
2013	89
2014	88
2015	86
2016	84
Thereafter	1,024
Rent expense under non-cancelable operating leases
Minimum Rent	104	90	89
Contingent rent	9	6	2
Sublease rent	(4)	(5)	(3)
Total rent expense	$ 109	$ 91	$ 88
The leases extend	2016
Company's hotels are subject to leases of land or building facilities from third parties, which extend	2096